Cover		3 Months Ended
	Feb. 04, 2026	Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Document Fiscal Year Focus	2026
Document Period End Date	Feb. 04, 2026
Amendment Flag	false
Entity Registrant Name	ARM HOLDINGS PLC /UK
Current Fiscal Year End Date		--12-31
Document Fiscal Period Focus		Q3